UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD
OF REGISTERED MANAGEMENT INVESTMENTCOMPANY

Investment Company Act file number	811-07822

AMERICAN CENTURY INVESTMENT TRUST
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant's telephone number, including area code:	816-531-5575

Date of fiscal year end:	03-31

Date of reporting period:	07-01-2015 – 06-30-2016

Item 1.  Proxy Voting Record.

 Core Plus

AMERICAN CENTURY EMERGING MARKETS DEBT FUND Meeting Date: JUN 13, 2016 Record Date: APR 01, 2016 Meeting Type: SPECIAL
Ticker: AEXDX Security ID: 025082777
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Elect Director/Trustee - (1) Tanya S. Beder	Management	FOR	PROPORTIONAL
1	Elect Director/Trustee - (2) Jeremy I. Bulow	Management	FOR	PROPORTIONAL
1	Elect Director/Trustee - (3) Anne Casscells	Management	FOR	PROPORTIONAL
1	Elect Director/Trustee - (4) Jonathan D. Levin	Management	FOR	PROPORTIONAL

Diversified Bond

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

High-Yield

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

NT Diversified Bond

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Prime Money Market

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Short Duration

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Short Duration Inflation Protection Bond

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Short Duration Strategic Income

AMERICAN CENTURY EMERGING MARKETS DEBT FUND Meeting Date: JUN 13, 2016 Record Date: APR 01, 2016 Meeting Type: SPECIAL
Ticker: AEXDX Security ID: 025082777
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Elect Director/Trustee - (1) Tanya S. Beder	Management	FOR	PROPORTIONAL
1	Elect Director/Trustee - (2) Jeremy I. Bulow	Management	FOR	PROPORTIONAL
1	Elect Director/Trustee - (3) Anne Casscells	Management	FOR	PROPORTIONAL
1	Elect Director/Trustee - (4) Jonathan D. Levin	Management	FOR	PROPORTIONAL

Strategic Income

AMERICAN CENTURY EMERGING MARKETS DEBT FUND Meeting Date: JUN 13, 2016 Record Date: APR 01, 2016 Meeting Type: SPECIAL
Ticker: AEXDX Security ID: 025082777
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Elect Director/Trustee - (1) Tanya S. Beder	Management	FOR	PROPORTIONAL
1	Elect Director/Trustee - (2) Jeremy I. Bulow	Management	FOR	PROPORTIONAL
1	Elect Director/Trustee - (3) Anne Casscells	Management	FOR	PROPORTIONAL
1	Elect Director/Trustee - (4) Jonathan D. Levin	Management	FOR	PROPORTIONAL

U.S. Government Money Market

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	AMERICAN CENTURY INVESTMENT TRUST

By (Signature and Title)*	/s/ Jonathan S. Thomas
Name: Jonathan S. Thomas
Title: President

Date	August 26, 2016

*Print the name and title of each signing officer under his or her signature.